Fair Value Measurements - Schedule of Financial Instruments Outstanding Measured at Fair Value on Recurring and Nonrecurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Recurring
Forward contracts, liability	$ (2,000)
Carrying Amount [Member]
Recurring
Forward contracts	1,680	$ (6,734)
Non-recurring
Debt	(536,977)	(752,520)
Fair value [Member]
Recurring
Forward contracts, asset	1,680
Forward contracts, liability		(6,734)
Non-recurring
Debt	(558,077)	(777,072)
Level 2 [Member]
Recurring
Forward contracts, asset	1,680
Forward contracts, liability		(6,734)
Non-recurring
Debt	(515,735)	(728,072)
Level 3 [Member]
Non-recurring
Debt	$ (42,342)	$ (49,000)